Cover	Apr. 30, 2025
Cover [Abstract]
Entity Registrant Name	Cognex Corporation
Document Type	8-K
Document Period End Date	Apr. 30, 2025
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760-2059
Entity Address, Address Line One	One Vision Drive
Entity Address, City or Town	Natick
City Area Code	508
Local Phone Number	650-3000
Entity Incorporation, State or Country Code	MA
Entity File Number	001-34218
Entity Tax Identification Number	04-2713778
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.002 per share
Trading Symbol	CGNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false